Summary of Significant Accounting Policies - Roll forward schedule of accounts receivable (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)
Roll forward schedule of accounts receivable
Balance at the beginning	¥ 594,061	$ 91,958	¥ 403,693	$ 57,023
Revenue (including VAT)	2,055,534	318,352	1,940,407	298,117
Collection	(2,085,221)	(326,218)	(1,750,039)	(263,182)
Balance at the end	564,374	$ 84,092	594,061	$ 91,958
Allowances for doubtful accounts	¥ 0		¥ 0